(10) CONCESSION FINANCIAL ASSET (Tables)	12 Months Ended
Dec. 31, 2018
Concession Financial Asset Tables Abstract
Schedule of concession financial asset distribution
	Distribution	Transmission	Consolidated
As of December 31, 2015	3,483,713	123,391	3,607,104
Current	-	9,630	9,630
Noncurrent	3,483,713	113,761	3,597,474

Additions	655,456	50,580	706,036
Adjustment of expected cash flow	203,452	-	203,452
Adjustment - financial asset measured at amortized cost	-	16,088	16,088
Cash inputs - RAP	-	(9,727)	(9,727)
Disposals	(25,392)	-	(25,392)
Business combination	876,281	-	876,281

As of December 31, 2016	5,193,511	180,333	5,373,844
Current	-	10,700	10,700
Noncurrent	5,193,511	169,633	5,363,144

Additions	972,254	46,261	1,018,515
Adjustment of expected cash flow	212,294	-	212,294
Adjustment - financial asset measured at amortized cost	-	27,807	27,807
Cash inputs - RAP	-	(15,677)	(15,677)
Disposals	(35,039)	-	(35,039)
Business combination	(12,338)	-	(12,338)

As of December 31, 2017	6,330,681	238,723	6,569,404
Current	-	23,736	23,736
Noncurrent	6,330,681	214,987	6,545,668

Additions	783,713	-	783,713
Adjustment of expected cash flow	362,073	-	362,073
Disposals	(46,318)	-	(46,318)
Adoption of IFRS 15 (note 3)	-	(238,723)	(238,723)

As of December 31, 2018	7,430,149	-	7,430,149
Current	-	-	-
Noncurrent	7,430,149	-	7,430,149